CONDENSED CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (USD $)	Preferred Stock Issuance of stock for Purchse of MMAX Media, Inc.	Preferred Stock	Common Stock Issuance of stock for Purchse of MMAX Media, Inc.	Common Stock Issuance of stock for cash (founders)	Common Stock Issuance of stock for cash	Common Stock Issuance of stock for services	Common Stock Issuance of stock for cash, net of expenses $8,788	Common Stock Issuance for loan conversion	Common Stock Issuance of stock for Legal services	Common Stock	Additional Paid-In Capital Issuance of stock for Purchse of MMAX Media, Inc.	Additional Paid-In Capital Issuance of stock for cash (founders)	Additional Paid-In Capital Issuance of stock for cash	Additional Paid-In Capital Issuance of stock for services	Additional Paid-In Capital Issuance of stock for cash, net of expenses $8,788	Additional Paid-In Capital Issuance for loan conversion	Additional Paid-In Capital Issuance of stock for Legal services	Additional Paid-In Capital	Accumulated Deficit During Development Stage	Issuance of stock for Purchse of MMAX Media, Inc.	Issuance of stock for cash (founders)	Issuance of stock for cash	Issuance of stock for services	Issuance of stock for cash, net of expenses $8,788	Issuance for loan conversion	Issuance of stock for Legal services	Total
Beginning Balance, value at Jan. 21, 2010
Beginning Balance, shares at Jan. 21, 2010
Issuance of stock, shares				14,370,816	5,420,333	790,927
Issuance of stock, value				14,370	5,420	790						(14,332)	147,580	109,845							38	153,000	110,635
In contribution of services																		9,057									9,057
Warrants issued for services																											110,673
Net Loss																			(254,336)								(254,336)
Ending Balance, value at Dec. 31, 2010										20,580								252,150	(254,336)								18,394
Beginning Balance, shares at Dec. 31, 2010										20,582,076
Issuance of stock, shares	638,602		12,403,374			207,319	2,210,000	394,000	100,000
Issuance of stock, value	638		12,403			207	2,210	394	100		4,683,031			28,793	265,252	48,856	12,400			4,696,072			29,000	267,462	49,250	12,500
Warrants issued for services																		12,323									12,323
Conversion of preferred stock to common stock, shares		(360,869)								3,608,690
Conversion of preferred stock to common stock, value		(361)								3,609								(3,248)
Net Loss																			(5,063,402)								(5,063,402)
Ending Balance, value at Jun. 30, 2011		$ 277								$ 39,503								$ 5,299,557	$ (5,317,738)								$ 21,599
Ending Balance, shares at Jun. 30, 2011		277,733								39,505,459